Schedule of Accounts Payable and Accrued Liabilities (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Trade accounts payable	€ 5,156	€ 4,958
Notes payable	349	477
Total	€ 5,505	€ 5,435